UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 42.54%

Air Transportation, Scheduled - 1.00%
4,487	Delta Air Lines, Inc.	$ 163,461

Biological Products (No Diagnostic Substances) - 1.55%
1,662	Amgen, Inc.	252,873

Cable & Other Pay Television Services - 2.65%
6,767	SoftBank Corp. ADR	190,153
8,866	Twenty-First Century Fox, Inc.	241,599
		431,752
Crude Petroleum & Natural Gas - 0.72%
119	California Resources Corp.	1,452
2,413	Total SA ADR	116,065
		117,517
Electronic & Other electrical Equipment (No Computer Equipment) - 1.31%
6,800	General Electric Co.	214,064

Electronic Computers - 1.42%
2,427	Apple, Inc.	232,021

Fire, Marine & Casualty Insurance - 5.99%
529	Alleghany Corp. *	290,728
5,698	American International Group, Inc. (a)	301,367
401	Fairfax Financial Holdings, Ltd.	216,147
4,087	Loews Corp.	167,935
		976,177
Food & Kindred Products - 1.13%
4,031	Mondelez International, Inc.	183,451

Insurance Agents, Brokers & Services - 1.71%
292	Markel Corp. *	278,212

Lumber & Wood Products (No Furniture)- 2.01%
18,890	Leucadia National Corp.	327,364

Mining - 0.55%
3,829	Silver Wheaton Corp.	90,096

Motor Vehicles & Passenger Car Bodies - 1.91%
11,008	General Motors Co.	311,526

National Commercial Banks - 3.63%
20,306	Bank of America Corp. (a)	269,461
7,580	Citigroup, Inc.	321,316
		590,777
Petroleum Refining - 4.26%
9,497	BP Plc ADR (a)	337,238
15,006	PBF Energy, Inc.	356,843
		694,081
Pharmaceutical Preparations - 3.75%
1,158	Allergan, Plc. (a) *	267,602
7,515	Depomed, Inc. *	147,444
4,124	Zoetis, Inc.	195,725
		610,771
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.87%
2,843	The Dow Chemical Co.	141,324

Retail-Auto Dealers & Gasoline Stations - 1.00%
3,319	CarMax, Inc. *	162,731

Retail-Department Stores - 1.02%
4,952	Macy's, Inc.	166,437

Services-Auto Rental & Leasing (No Drivers) - 0.53%
7,729	Hertz Global Holdings, Inc. *	85,560

Services-Business Services - 2.08%
4,458	PayPal Holdings, Inc. (a) *	162,762
9,181	The Western Union Co. (a)	176,092
		338,854
Services-Help Supply Services - .95%
3,809	Team Health Holdings, Inc. *	154,912

Services-Misc Health & Allied Services, NEC - 1.19%
2,502	DaVita Healthcare Partners, Inc. *	193,455

Surgical & Medical Instruments & Apparatus - 1.32%
4,760	Baxter International, Inc.	215,247

TOTAL FOR COMMON STOCK (Cost $6,552,191) - 42.54%		6,932,663

CLOSED-END FUNDS - 13.18%
8,487	Avenue Income Credit Strategies Fund	101,674
15,591	BlackRock Corporate High Yield Fund, Inc.	162,770
6,445	BlackRock MuniYield Fund, Inc.	103,700
14,171	Blackstone/GSO Strategic Credit Fund	203,921
13,018	Dreyfus Strategic Municipals, Inc.	123,671
16,640	Eaton Vance Limited Duration Income Fund	223,642
8,278	Invesco Trust for Investment Grade Municipals Fund	123,011
13,362	John Hancock Preferred Income Fund II	303,317
12,826	Nuveen Preferred Income Opportunities Fund	128,515
9,498	PIMCO Dynamic Credit Income Fund	181,697
9,300	PIMCO Dynamic Income Fund	256,401
25,560	PIMCO Income Strategy Fund II	235,152

TOTAL FOR CLOSED-END FUNDS (Cost $2,030,543) - 13.18%		2,147,471

CORPORATE BONDS - 2.14%
Bituminous Coal & Lignite Surface Mining - 0.67%
125,000	CONSOL Energy, Inc., 5.875%, 04/15/22	109,063

Crude Petroleum & Natural Gas - 0.36%
70,000	Chesapeake Energy Corp., 8.00%, 12/15/22	59,325

Radio Broadcasting Stations - 0.45%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	35,250
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	37,500
		72,750
Telephone Communications (No Radio Telephone) - 0.66%
137,000	Sprint Capital Corp. 6.875%, 11/15/28	107,545

TOTAL FOR CORPORATE BONDS (Cost $453,375) - 2.14%		348,683

EXCHANGE TRADED FUNDS - 19.09%
6,000	Direxion Daily Small Cap Bear 3X ETF *	216,060
14,590	iShares MSCI Emerging Markets Index ETF	501,313
12,586	iShares MSCI Germany ETF	302,693
19,647	iShares Silver Trust ETF *	350,994
8,000	Market Vectors Junior Gold Miners ETF	340,800
1,745	Materials Select Sector SPDR ETF	80,863
7,311	PowerShares DB Agriculture ETF *	161,354
10,000	ProShares UltraShort 20+ Year Treasury ETF *	316,900
4,419	SPDR Gold Trust ETF (a) *	558,871
7,235	WisdomTree Japan Hedged Equity Fund ETF	280,573

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $3,127,644) - 19.09%		3,110,421

EXCHANGE TRADED NOTES - 1.87%
9,566	JPMorgan Alerian MLP ETN	304,294

TOTAL FOR EXCHANGE TRADED NOTES (Cost $331,141) - 1.87%		304,294

PREFERRED - 8.22%
Electric Service - 0.33%
1,980	PPL Capital Funding, Inc., Series B, 5.90%, 4/30/73	53,262

Life Insurance - 0.75%
4,665	ING Group NV 7.05%, 12/31/49	123,016

National Commercial Banks - 2.22%
1,617	Citigroup, Inc. Cap XIII, 7.875%, 10/30/40	42,155
4,338	First Horizon National Corp. PFD, Series A, 6.20%, Perpetual 4/10/18	113,655
2,943	Wells Fargo & Co. PFD, Series J, 8.00%, 12/31/49	81,727
4,219	Zions Bancorp PFD, Series G, 6.30%, Perpetual 3/15/23	123,617
		361,154
Radio Telephone Communications - 0.78%
4,916	United States Cellular Corp. 6.95%, 5/15/60	126,636

Real Estate Investment Trusts - 3.30%
2,000	American Capital Agency Corp. 7.75%, 12/31/49	51,040
20,792	Vereit, Inc., Series F, 6.70%, 12/31/49	538,513
		589,553
Telephone Communications ( No Radio Telephone) - 0.53%
3,248	Qwest Corp., 7.375%, 6/01/51	86,462

TOTAL FOR PREFERRED (Cost $1,249,076) - 8.22%		1,340,083

REAL ESTATE INVESTMENT TRUST - 4.02%
6,530	American Capital Agency Corp.	129,425
2,542	American Tower Corp.	288,797
21,380	Annaly Capital Management, Inc.	236,677

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $544,245) - 4.02%		654,899

U.S. TREASURY OBLIGATIONS - 6.13%
1,000,000	United States Treasury Bills 0.00, 09/15/16	999,570

TOTAL FOR U.S. TREASURY OBLIGATIONS (Cost $997,776) - 6.13%		999,570

SHORT TERM INVESTMENTS - 8.13%
1,325,244	Fidelity Institutional Treasury Only Money Market Fund Class I 0.16% ** (Cost $1,325,244)	1,325,244

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,325,244) - 8.13%		1,325,244

TOTAL INVESTMENTS (Cost $16,611,235) *** - 105.32%		17,163,328

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.32%)		(866,549)

NET ASSETS - 100.00%		$ 16,296,779

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

*** At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,611,235 amounted to $400,701 which consisted of aggregate gross unrealized appreciation of $1,344,347 and aggregate gross unrealized depreciation of $943,646.

(a) All or a portion of this security is held as collateral for securities sold short.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCK
Crude Petroleum & Natural Gas - 0.47%
510	Pioneer Natural Resources Co. (a)	77,117

Retail-Catalog & Mail-Order Houses - 0.30%
1,256	Wayfair, Inc. (a) *	48,984

Services-Business Services, NEC - 0.87%
1,027	Athenahealth, Inc. *	141,736

Services-Computer Processing & Data Preparation - 0.36%
717	Facebook, Inc. *	81,939
939	Proofpoint, Inc. (a) *	59,242
		141,181
Services-Prepackaged Software - 0.42%
1,500	Mobileye N.V. (a) *	69,210

Surgical & Medical Instruments & Apparatus - 0.81%
750	3M Co. (a)	131,340

Telegraph & Other Message Communications - 0.39%
1,000	j2 Global, Inc.	63,170

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.57%
1,580	Herbalife, Ltd. (Cayman Islands) (a) *	92,478

TOTAL FOR COMMON STOCK (Cost $732,244)		765,216

EXCHANGE TRADED FUNDS
6,332	iShares Russell 2000 Index ETF (a)	728,054
6,277	PowerShares QQQ ETF(a)	675,028
4,968	SPDR S&P 500 Index ETF (a)	1,040,672
1,039	SPDR S&P Regional Banking ETF (a)	39,898

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,353,173)		2,483,652

CALL OPTIONS
	CarMax, Inc.
1,000	July 2016 Call @ $57.50	40

TOTAL FOR CALL OPTIONS (Cost $2,805)		40

PUT OPTIONS
	Amgen, Inc.
1,000	October 2016 Put @ $125.00	1,500

	BP, Plc
2,000	August 2016 Put @ $31.00	700

	General Motors Co.
1,500	August 2016 Put @ $28.00	1,470

	Macy's, Inc.
2,000	July 2016 Put @ $30.00	180

TOTAL FOR PUT OPTIONS (Cost $13,782)		3,850

TOTAL FOR SECURITIES SOLD SHORT (Cost $3,101,284)		$ 3,252,758

PSG Tactical Growth Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)

1. SECURITY TRANSACTIONS

At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,611,235 amounted to $400,701 which consisted of aggregate gross unrealized appreciation of $1,344,347 and aggregate gross unrealized depreciation of $943,646.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,932,663	$0	$0	$6,932,663
Closed End Funds	$2,147,471	$0	$0	$2,147,471
Corporate Bonds	$0	$348,683	$0	$348,683
Exchange Traded Funds	$3,110,421	$0	$0	$3,110,421
Exchange Traded Notes	$304,294	$0	$0	$304,294
Preferred Stocks	$1,340,083	$0	$0	$1,340,083
Real Estate Investment Trusts	$654,899	$0	$0	$654,899
US Obligations	$0	$999,570	$0	$999,570
Cash Equivalents	$1,325,244	$0	$0	$1,325,244
Total	$15,815,075	$1,348,253	$0	$17,163,328

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$765,216	$0	$0	$765,216
Exchange Traded funds	$3,252,758	$0	$0	$3,252,758
Options	$3,890	$0	$0	$3,890
Total	$3,252,758	$0	$0	$3,252,758

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date August 15, 2016

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date August 15, 2016